Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 2,220
2018	2,224
2019	2,229
2020	2,119
2021 and thereafter	11,612
Total	$ 20,404